Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events

18. Subsequent Events

The Company has evaluated all events or transactions that occurred after December 31, 2024 through March 20, 2025, which is the date that the consolidated financial statements were available to be issued. During this period, there were no material subsequent events requiring recognition or disclosure, other than the ones described below.

On January 1, 2024, our 2021 Stock Incentive Plan automatically increased, and will continue to increase on January 1 of each calendar year for a period of ten years commencing on January 1, 2022 and ending on (and including) January 1, 2031, in a number of shares of common stock equal to 4.5% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year. As of January 1, 2025, the maximum number of common stock shares available for issuance was 3,841,152.

In January 2025, the company obtained a waiver of liens and the delivery of certain equipment from the general contractor of the Marion North Carolina facility which will allow the company to move forward with a plan of disposal. The land and building are currently listed for sale while the company searches for a broker for the property. We expect this property to be sold withing the next 12 months.

On February 4, 2025, Twin Vee PowerCats Co. (the “Company”) entered into an agreement (the “Sale Agreement”), effective February 4, 2025 (the “Effective Date”), with Revver Digital, LLC, a Delaware limited liability company and wholly owned subsidiary of One Water Marine Inc. (“OWM”), providing the Company with the right to acquire certain intellectual property of OWM (the “OWN Intellectual Property”) related to (a) the online marketplace, advertisement, marketing, and sale services of yachts, boats, and yacht and boat accessories and (b) arranging of loans, insurance, and warranty services related to yachts and boats under the brands “Yachts for Sale” and “Boats for Sale” through the websites available at the domains (the “Domains”) “yachtsforsale.com” and “boatsforsale.com” (the “Business”). Pending the closing of the sale of the OWN Intellectual Property to the Company, the Sale Agreement grants the Company a license to use and sublicense the OWN Intellectual Property to conduct the Business in consideration of: (a) the payment to OWM of a monthly revenue-sharing royalty (the “Revenue-Sharing Royalty”) of six percent (6%) of the Aggregate Subscription Revenue (as defined) of the Business; and (b) a credit to OWM of $500 per OWM dealer who lists boats or yachts on the Domains during such period (the “Dealer Storefront Credit”). On the date of the closing (the “Closing”) of the sale of the OWN Intellectual Property to the Company, the Sale Agreement provides that in consideration of the transfer of, and as a purchase price (the “Purchase Price”) for, the OWM Intellectual Property, the Company will assume certain liabilities of OWM related to the Business and pay to OWM $5,000,000 (the “Minimum Purchase Price”), less the aggregate amount of all Revenue-Sharing Royalties paid to OWM through such date and the aggregate amount of all Dealer Storefront Credits accrued for the benefit of OWM through such date (the “Remaining Purchase Price”).

On March 10, 2025, shareholders Nabeel Youseph and Marisa Hardyal-Youseph (“Plaintiffs”), who are former holders of common stock of Forza X1, Inc. (“Forza”), commenced an action in the Chancery Court of the State of Delaware, captioned Youseph, et al. v. Visconti, et al., Case No. 2025-0262, by filing a putative class action complaint (the “Complaint”) against Defendants Joseph Visconti, Kevin Schuyler, Neil Ross, Twin Vee PowerCats Co. and Twin Vee PowerCats, Inc. (collectively, “Defendants”), related to Forza’s merger with us seeking an unspecified award of damages, plus interest, costs, and attorneys’ fees. Plaintiffs’ Complaint asserts claims (1) against Defendants for breach of fiduciary duty in their capacities as controlling shareholders of Forza, (2) against Messrs. Visconti, Schuyler, and Ross for breach of fiduciary duty in their capacities as directors of Forza, and (3) against Mr. Visconti for breach of fiduciary duty in his capacity as an officer of Forza. Defendants intend to vigorously defending against the claims. At this time, the Company is unable to estimate the ultimate outcome of this matter.

Twin Vee Powercarsco [Member]
Subsequent Events

15. Subsequent Events

On September 26, 2025, the Company entered into a purchase and sale agreement with Highland Myco Holdings, LLC for the sale of the Company’s property located at 100 College Drive, Marion, North Carolina, which was completed on October 31, 2025. The Company received $500,000 as a closing payment, with an additional $3,750,000 payable in installments of $500,000 plus accrued interest at a rate of 5% on October 31, 2026, $500,000 plus accrued interest on April 30, 2027, and a balloon payment of $2,750,000 plus accrued interest on October 31, 2027.

The Company has evaluated all events or transactions that occurred after September 30, 2025 through November 6, 2025, which is the date that the condensed consolidated financial statements were available to be issued. During this period, there were no additional material subsequent events.